Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
(Loss) for the year before income tax	$ (302,000)	$ (274,425)
Expected income tax recovery based on statutory rate	(106,000)	(92,000)
permanent differences	(104,000)	200,000
changes in benefit of tax assets not recognized	210,000	(108,000)
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0